Shareholders' equity - Subordinated notes - Tabular disclosure - Paid coupons (Details) € in Millions, £ in Millions							6 Months Ended
	Apr. 15, 2020 EUR (€)	Apr. 01, 2020 EUR (€)	Apr. 01, 2020 GBP (£)	Mar. 19, 2020 EUR (€)	Feb. 08, 2020 EUR (€)	Feb. 08, 2020 GBP (£)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes				€ 4			€ 186	€ 267
Subordinated debt, 4.25 percent and 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes					€ 53
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes					€ 45	£ 38
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes		€ 38	£ 35
Subordinated debt, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	€ 24